Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2022
Entity Registrant Name	dei_EntityRegistrantName	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 20, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 20, 2023
Prospectus Date	rr_ProspectusDate	Sep. 07, 2022
AXS Cannabis ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AXS Cannabis ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	AXS Cannabis ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the AXS Cannabis Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. For the fiscal year ended February 28, 2022, the Predecessor Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The example reflects the Fund’s contractual fee waiver only for the term of the contractual fee waiver. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a “passive management” (or “indexing”) approach to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index. The Fund invests at least 80% of its total assets in the component securities of the Index. The Index is a proprietary, rules-based index designed to track the performance of a portfolio of Cannabis Companies. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange listed common stock or corresponding American Depositary Receipts (“ADRs”) of Cannabis Companies. “Cannabis Companies” are companies that have a business interest in the legal cannabis-based pharmaceutical and consumer wellness & product markets. Cannabis is defined for this purpose as (i) marijuana (or products derived from marijuana) or (ii) hemp (or products derived from hemp, which includes CBD-based products (i.e., products that contain cannabidiol)). A company has a business interest in the legal cannabis-based pharmaceutical and consumer wellness & product markets if a significant percentage (at least 50%) of its revenues are derived from such activity. As of the date of this prospectus, Cannabis Companies do not include companies that grow or distribute marijuana inside the United States (unless and until such time as the cultivation, production, or distribution of such marijuana or products become legal under U.S. federal law). As of the date of this prospectus, Cannabis Companies may, however, include companies that have a business interest in the legal hemp-based pharmaceutical and consumer wellness & product markets within the United States.

Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, when the Fund’s investment advisor believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs; an Index constituent becomes temporarily illiquid, unavailable, or less liquid; or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not to the Index), the Fund may use a “representative sampling” strategy. Representative sampling is an indexing strategy that involves investing in a sample of the component securities in the Index, the risk, return and other characteristics of which closely resemble the risk, return and other characteristics of the Index as a whole.

AXS Cannabis Index

The initial universe of potential Index constituents (the “Index Universe”) consists of publicly listed Cannabis Companies that are involved in the legal cannabis industry. These Cannabis Companies are primarily located in the United States and Canada, but may be located in other countries as well. The term “legal” refers to being permitted under the applicable (i) controlled substance or (ii) food, drug, and cosmetics, or equivalent laws and regulations under whose jurisdiction the Cannabis Company is subject, that govern the cultivation, production or distribution, for medical or non-medical purposes, of cannabis in a particular country. Cannabis Companies that have a business interest in the legal hemp-based pharmaceutical and consumer wellness & product markets within the United States are companies that have business interests in “hemp” as defined in the Agricultural Improvement Act of 2018, also known as the “Farm Bill.” “Hemp,” as defined in the Farm Bill, was exempted from the definition of “marijuana” under the Controlled Substances Act (the “CSA”), which effectively allows companies to legally grow, manufacture, and produce hemp in the United States, if done so in compliance with the provisions of the Farm Bill.[1]

[1]	The Cannabis sativa L. plant produces both “hemp” and “marijuana” – whether a substance is one or the other impacts how the substance is regulated in the United States and whether it is legal or not from a federal perspective. Section 812 of the CSA identifies “marihuana” or “marijuana” as a Schedule I controlled substance. 21 U.S.C. § 802(16)(A) of the CSA defines “marihuana” (referred to hereafter as “marijuana”) as “all parts of the plant Cannabis sativa L., whether growing or not; the seeds thereof; the resin extracted from any part of such plant; and every compound, manufacture, salt, derivative, mixture, or preparation of such plant, its seeds or resin.” Pursuant to 21 U.S.C. § 841, it is a prohibited act to knowingly or intentionally manufacture, distribute, or dispense, or possess with an intent to manufacture, distribute, or dispense, a controlled substance.

The Index Provider eliminates from the Index Universe any Cannabis Company that it knows, based on the Cannabis Company’s publicly available information, to be involved in cannabis-related business activities that are illegal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws. “Publicly available information” is information available in a company’s publicly available filings with the U.S. Securities and Exchange Commission (the “SEC”), publicly available filings with the 13 Canadian provincial and territorial securities regulatory authorities (“Canadian Securities Administrators”), publicly available filings with equivalent securities authorities in other applicable countries, investor presentations posted on a company’s website, and press releases or other public statements by a company. The Index Provider also eliminates from the Index Universe any Cannabis Company that it knows, based on the Cannabis Company’s publicly available information, to invest in other companies (“Related Companies”) that the Index Provider knows, based on the Related Company’s publicly available information, to be involved in cannabis-related business activities that are illegal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws. These assessments are made at the time a Cannabis Company is added to the Index and upon any reconstitution of the Index. The Index is rebalanced and reconstituted monthly, effective at the close of trading on the second Friday of the month. The Fund is rebalanced and reconstituted in accordance with the Index. Upon the monthly rebalancing and reconstitution of the Index, the Fund’s investment advisor will also examine each Cannabis Company’s publicly available information in order to eliminate from the Fund’s portfolio any Cannabis Company that it knows to be involved in cannabis-related business activities that are illegal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws. If the Advisor identifies or becomes aware that a particular company no longer meets the Fund’s definition of Cannabis Companies, the Fund intends to promptly sell that position.

The Index Universe is then screened to exclude stocks that have a market capitalization below $100 million and stocks listed on the Canadian Securities Exchange (the “CSE”). The Index constituents must be listed on exchanges that require compliance with all laws, rules and regulations applicable to their business, including U.S. federal laws. As of the date of this prospectus, the exchanges identified by the Index Provider that meet this criterion are the New York Stock Exchange (“NYSE”), Nasdaq Stock Market (“Nasdaq”), TSX Exchange (“TSX”), TSX Venture Exchange (“TSX Venture”), and the Australian Securities Exchange (“ASX”). Other exchanges that meet the criterion noted above could be identified, and companies listed on such exchanges could be included in the Index at any time. Index constituents must also have traded at least 200,000 shares during the month of reconstitution. At the time of each monthly reconstitution, the Index constituents are weighted according to their market capitalization with the individual weight of an Index constituent capped at eight percent (8.00%), with the excess weighting proportionately distributed between the remaining constituents.

The Index is rebalanced and reconstituted monthly, effective at the close of trading on the second Friday of the month. The Fund is rebalanced and reconstituted in accordance with the Index.

AXS Investments LLC is the Index Provider. The Index is calculated, maintained and distributed by Indxx LLC, an independent, third-party index calculated agent that is not affiliated with the Fund, or AXS.

As of February 28, 2022, the Index had 29 constituents, and the five largest stocks and their weightings in the Index were Fire and Flower Holdings Corp. (5.81%), Tilray, Inc. (5.67%), Cronos Group, Inc. (5.34%), Village Farms International, Inc. (5.26%), and AFC Gamma, Inc. (5.05%).

To generate income, the Fund may lend its portfolio securities to broker-dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the domestic portfolio securities being lent and 105% of the value of the foreign portfolio securities being lent. This collateral is marked to market on a daily basis and will be maintained in an amount equal to at least the percentages noted above of the portfolio securities being lent. The Fund will also receive fee income in exchange for the securities it lends.

The Farm Bill modified a portion of the CSA to identify “hemp” as an exclusion to the definition of marijuana. The Farm Bill also amended the Agricultural Marketing Act of 1946 to define “hemp” as “the plant Cannabis sativa L. and any part of that plant, including the seeds thereof and all derivatives, extracts, cannabinoids, isomers, acids, salts, and salts of isomers, whether growing or not, with a delta-9 tetrahydrocannabinol “THC” concentration of not more than 0.3 percent on a dry weight basis.” The Farm Bill further excludes the mature stalks of the Cannabis sativa L. plant; the fiber produced from such stalks; the oil or cake made from the seeds of such plant; any other compound, manufacture, salt, derivative, mixture, or preparation of such mature stalks (except the resin extracted therefrom), fiber, oil, or cake; or the sterilized seed of such plant, which is incapable of germination.

So, hemp and hemp derivatives that meet the definition of “hemp” established in the Farm Bill and modified in the Agricultural Marketing Act of 1946, are not deemed Schedule I controlled substances. Companies may grow and produce hemp legally in compliance with the Farm Bill and companies doing so would not be deemed in violation of U.S. federal law.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer, or a smaller number of issuers, than a diversified fund.

To the extent the Index concentrates in the securities of a particular industry or group of related industries, the Fund will concentrate its investments (i.e., hold more than 25% of its total assets) to approximately the same extent as the Index. As of August 31, 2022, the Index was concentrated in the health care sector. The Fund’s focus on Cannabis Companies may result in volatile performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. The order of the risk factors set forth below does not indicate the significance of any particular risk factor.

United States Regulatory Risks of the Cannabis Industry. The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalizes its use for medicinal and recreational purposes. Any such change in the federal government’s enforcement of current federal laws could adversely affect the ability of the companies in which the Fund invests to possess or cultivate marijuana, including in connection with pharmaceutical research, or it could shrink the customer pool for certain of the Fund’s portfolio companies. Any of these outcomes would negatively affect the profitability and value of the Fund’s investments. The Cannabis Companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

Marijuana is a Schedule I controlled substance under the CSA (21 U.S.C. § 811), meaning that it has a high potential for abuse, has no currently “accepted medical use” in the United States, lacks accepted safety for use under medical supervision, and may not be prescribed, marketed or sold in the United States.

Facilities conducting research, manufacturing, distributing, importing or exporting, or dispensing controlled substances must be registered (licensed) to perform these activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the Drug Enforcement Administration (“DEA”) to prevent drug loss and diversion. Failure to obtain the necessary registrations or comply with necessary regulatory requirements may significantly impair the ability of certain companies in which the Fund invests to pursue medical marijuana research or to otherwise cultivate, possess or distribute marijuana.

The enactment of the Farm Bill changed the legal landscape in the United States with respect to the manufacturing, distribution and sale of hemp and hemp derivatives, including CBD. Among other things, the Farm Bill: (A) legally distinguishes hemp from marijuana by defining “hemp” as the Cannabis sativa L. plant (or any part of the plant) and extracts of it, that contain no more than 0.3% delta-9 tetrahydrocannabinol (“THC”) (as calculated on a dry weight basis); (B) exempts “hemp” from the definition of “marijuana” and, therefore, from both DEA interference and the restrictions imposed by the CSA; and (C) expressly permits the interstate sale and transportation of hemp products. While the enactment of the Farm Bill was dramatically and materially favorable for the CBD landscape, some legal considerations remain with respect to CBD products. At present, the primary risk relates to uncertainty in the U.S. Food and Drug Administration’s (“FDA”) actions as it adapts to this new law.

In the United States, CBD and products which contain CBD are and will be subject to the Federal Food, Drug and Cosmetic Act, which includes the Dietary Supplement Health and Education Act of 1994 (“DSHEA”) and significant federal regulations. Those statutory provisions and regulations include but are not limited to (i) good manufacturing practices, (ii) legally permitted health-related claims, (iii) the requirement for significant safety dossiers, (iv) detailed labeling requirements, (v) requirements for competent and reliable scientific substantiation for health-related claims, and (vi) compliance with a statute that prohibits the inclusion of an ingredient in a dietary supplement or food that was first authorized for study as a drug (the “IND Provision” or the “Exclusionary Provision”). The FDA has publicly taken the present position the CBD cannot be sold in dietary supplements or foods due to this provision.

Non-U.S. Regulatory Risks of the Cannabis Industry. The companies in which the Fund invests are subject to various laws, regulations and guidelines relating to the manufacture, management, transportation, storage and disposal of cannabis, as well as being subject to laws and regulations relating to health and safety, the conduct of operations and the protection of the environment. Even if a company's operations are permitted under current law, they may not be permitted in the future, in which case such company may not be in a position to carry on its operations in its current locations. Additionally, controlled substance legislation differs between countries and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to sell their products.

Operational Risks of the Cannabis Industry. Companies involved in the cannabis industry face intense competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the cultivation, possession, and distribution of cannabis can be illegal under United States federal law under certain circumstances, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only Authorized Participants may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•	Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•	Fluctuation of Net Asset Value Risk. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of shares will approximate the Fund's NAV, there may be times when the market prices of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Fund shares may decrease considerably and cause the market price of Fund shares to deviate significantly from the Fund's NAV.

•	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's NAV and the price at which the Fund shares are trading on the Exchange, which could result in a decrease in value of the Fund shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Fund shares.

•	Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the "bid" price) and the price at which an investor is willing to sell Shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid-ask spread." The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•	Trading Issues Risk. Although the Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund shares will develop or be maintained. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

•	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, shares may trade at a discount to the Fund's net asset value and possibly face delisting.

•	Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the "bid" price) and the price at which an investor is willing to sell Shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid-ask spread." The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, litigation, obsolescence of technology, and an increased emphasis on the delivery of health care through outpatient services. The business operations and profitability of companies in the pharmaceuticals and biotechnology industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Risks Related to Investing in Canada. Because the investments of the Fund may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by other countries or changes in the other countries’ economies may cause a significant impact on the Canadian economy. In particular, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Fund using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Index Provider relies on an independent calculation agent to calculate and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.

Small-Cap and Mid-Cap Company Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Given that the Index is comprised of a relatively small number of issuers, it may not be possible for the Fund to fully implement a replication strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to track the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Concentration Risk. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in the industries or group of industries within a single sector to the extent that the Index is so concentrated. A portfolio concentrated in one or more sectors may present more risks than a portfolio broadly diversified over several sectors.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Passive Investment Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of the Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets. In the event that the Index is no longer calculated, the Index license is terminated or the identity or character of the Index is materially changed, the Fund will seek to engage a replacement index.

Lending Portfolio Securities Risk. The Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. The collateral, including the investment of any cash collateral, is subject to market depreciation. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses. The collateral (including any investment of cash collateral) is not subject to the percentage limitations on the Fund’s investments described elsewhere in this prospectus. In addition, the Fund may lead its portfolio securities to broker-dealers and other institutions as a means of earning additional income.

COVID-19 Related Market Events. The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund will acquire the assets and liabilities of the Predecessor Fund, following the reorganization of the Predecessor Fund, which is currently expected to occur on January 20, 2023. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund.

The bar chart and table provide an indication of the risks of investing in the Predecessor Fund by showing changes in the Predecessor Fund’s performance from year-to-year and by showing how the Predecessor Fund’s average annual total returns based on net asset value compared to those of the of the Innovation Labs Cannabis Index. The Fund’s performance information is accessible on the Fund’s website at www.axsinvestments.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Predecessor Fund by showing changes in the Predecessor Fund’s performance from year-to-year and by showing how the Predecessor Fund’s average annual total returns based on net asset value compared to those of the of the Innovation Labs Cannabis Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.axsinvestments.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Predecessor Fund For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date total return for the Predecessor Fund as of June 30, 2022, was (56.79)%.

Highest Calendar Quarter Return at NAV	57.33%	Quarter Ended 3/31/2021
Lowest Calendar Quarter Return at NAV	(36.89)%	Quarter Ended 3/31/2020

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

AXS Cannabis ETF | Innovation Labs Cannabis Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(31.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(34.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2019
AXS Cannabis ETF | AXS Cannabis ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THCX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 263
Annual Return 2020	rr_AnnualReturn2020	3.94%
Annual Return 2021	rr_AnnualReturn2021	(31.24%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(56.79%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	57.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.89%)
1 Year	rr_AverageAnnualReturnYear01	(31.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(32.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2019
AXS Cannabis ETF | AXS Cannabis ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(31.24%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(33.16%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2019	[3]
AXS Cannabis ETF | AXS Cannabis ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.49%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(22.95%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2019	[3]

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[2]	The Fund's advisor has entered into fee waiver agreement with the Fund under which it has agreed to waive or reduce its fees by 0.20% of the average daily net assets of the Fund for a period of two years from the date of the reorganization of The Cannabis ETF (the "Predecessor Fund"), a series of Spinnaker ETF Series, which is expected to occur on January 20, 2023, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor will not seek recoupment from the Fund of any amounts waived by the advisor under the fee waiver agreement.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.